Annual Total Returns - FidelitySmallCapGrowthFund-AMCIZPRO - FidelitySmallCapGrowthFund-AMCIZPRO - Fidelity Small Cap Growth Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017
Fidelity Advisor Small Cap Growth Fund - Class A
Bar Chart Table:
Annual Return 2013	43.99%
Annual Return 2014	3.57%
Annual Return 2015	5.48%
Annual Return 2016	10.65%
Annual Return 2017	28.64%
Annual Return 2018	(4.87%)
Annual Return 2019	35.97%
Annual Return 2020	36.02%
Annual Return 2021	10.24%
Annual Return 2022	(25.57%)